American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
November 30, 2024

Avantis Short-Term Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 75.7%
Aerospace and Defense — 1.4%
General Dynamics Corp., 3.25%, 4/1/25	100,000	99,485
Howmet Aerospace, Inc., 6.75%, 1/15/28	397,000	419,733
Howmet Aerospace, Inc., 3.00%, 1/15/29	477,000	445,642
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	778,000	773,855
L3Harris Technologies, Inc., 4.40%, 6/15/28	743,000	735,823
L3Harris Technologies, Inc., 5.05%, 6/1/29	2,253,000	2,281,566
Lockheed Martin Corp., 4.50%, 2/15/29	2,034,000	2,033,024
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	100,067
RTX Corp., 4.125%, 11/16/28	332,000	326,245
RTX Corp., 5.75%, 1/15/29	396,000	412,917
Textron, Inc., 3.875%, 3/1/25	100,000	99,693
		7,728,050
Air Freight and Logistics — 0.5%
FedEx Corp., 3.10%, 8/5/29	125,000	117,071
United Parcel Service, Inc., 3.90%, 4/1/25	2,756,000	2,748,483
United Parcel Service, Inc., 3.40%, 3/15/29	190,000	182,579
		3,048,133
Automobile Components — 0.6%
Aptiv PLC, 4.35%, 3/15/29	1,924,000	1,893,767
Lear Corp., 4.25%, 5/15/29	494,000	478,766
Magna International, Inc., 5.98%, 3/21/26	1,111,000	1,111,085
		3,483,618
Automobiles — 2.1%
American Honda Finance Corp., 1.00%, 9/10/25	1,199,000	1,165,886
American Honda Finance Corp., 5.80%, 10/3/25	294,000	297,020
American Honda Finance Corp., 5.125%, 7/7/28	1,750,000	1,782,580
American Honda Finance Corp., 4.90%, 3/13/29	250,000	252,590
General Motors Co., 4.00%, 4/1/25	388,000	386,819
General Motors Co., 4.20%, 10/1/27	150,000	147,678
General Motors Co., 6.80%, 10/1/27	211,000	221,520
General Motors Co., 5.00%, 10/1/28	100,000	100,579
General Motors Financial Co., Inc., 4.00%, 1/15/25	870,000	868,805
General Motors Financial Co., Inc., 3.80%, 4/7/25	100,000	99,542
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	100,433
General Motors Financial Co., Inc., 2.70%, 8/20/27	482,000	456,750
Honda Motor Co. Ltd., 2.27%, 3/10/25	482,000	478,744
Toyota Motor Corp., 5.28%, 7/13/26	475,000	481,657
Toyota Motor Corp., 2.76%, 7/2/29	1,185,000	1,104,289
Toyota Motor Credit Corp., 3.00%, 4/1/25	100,000	99,362
Toyota Motor Credit Corp., 3.65%, 8/18/25	200,000	198,802
Toyota Motor Credit Corp., 5.25%, 9/11/28	496,000	508,904
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,091,000	1,112,265
Toyota Motor Credit Corp., 4.55%, 8/9/29	1,950,000	1,949,343
		11,813,568
Banks — 11.3%
African Development Bank, 0.875%, 7/22/26	777,000	735,310
African Development Bank, 4.375%, 3/14/28	1,058,000	1,063,617
Asian Development Bank, 0.625%, 4/29/25	632,000	621,936

Asian Development Bank, 2.875%, 5/6/25	1,100,000	1,092,143
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,299,000	1,283,676
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	250,000	251,132
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	600,000	595,020
Banco Santander SA, 5.15%, 8/18/25	600,000	601,134
Bank of Montreal, 5.92%, 9/25/25	100,000	101,010
Bank of Montreal, 5.30%, 6/5/26	408,000	412,445
Bank of Montreal, 1.25%, 9/15/26	385,000	363,182
Bank of Montreal, 5.27%, 12/11/26	265,000	268,640
Bank of Montreal, 5.72%, 9/25/28	902,000	935,949
Bank of Nova Scotia, 3.45%, 4/11/25	524,000	521,439
Bank of Nova Scotia, 5.45%, 6/12/25	640,000	642,762
Bank of Nova Scotia, 5.45%, 8/1/29	3,355,000	3,452,468
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,046,006
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	557,000	554,327
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29(1)	3,954,000	4,031,557
Citibank NA, 4.84%, 8/6/29	1,150,000	1,157,160
Citigroup, Inc., 3.30%, 4/27/25	1,300,000	1,292,356
Citigroup, Inc., 3.70%, 1/12/26	100,000	98,928
Citigroup, Inc., 3.40%, 5/1/26	249,000	244,675
Commonwealth Bank of Australia, 5.08%, 1/10/25	825,000	825,114
Commonwealth Bank of Australia, 5.32%, 3/13/26	500,000	505,450
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,491,523
Cooperatieve Rabobank UA, 4.80%, 1/9/29	2,350,000	2,374,836
Council of Europe Development Bank, 1.375%, 2/27/25	1,013,000	1,005,138
European Bank for Reconstruction & Development, 0.50%, 5/19/25	502,000	492,656
European Bank for Reconstruction & Development, 0.50%, 11/25/25	750,000	721,079
European Investment Bank, 1.375%, 3/15/27	229,000	215,248
European Investment Bank, 4.375%, 3/19/27	20,000	20,092
European Investment Bank, 3.875%, 3/15/28	234,000	231,840
European Investment Bank, 4.50%, 10/16/28	537,000	543,629
European Investment Bank, 4.75%, 6/15/29	990,000	1,015,188
Export Development Canada, 3.375%, 8/26/25	100,000	99,189
Export Development Canada, 3.875%, 2/14/28	300,000	296,998
HSBC USA, Inc., 5.625%, 3/17/25	1,500,000	1,503,430
Inter-American Development Bank, 3.125%, 9/18/28	962,000	927,668
Inter-American Development Bank, 3.50%, 9/14/29	1,140,000	1,108,598
International Bank for Reconstruction & Development, 0.50%, 10/28/25	209,000	201,844
International Bank for Reconstruction & Development, 0.75%, 11/24/27	670,000	606,817
International Bank for Reconstruction & Development, 4.625%, 8/1/28	974,000	988,814
International Bank for Reconstruction & Development, 3.625%, 9/21/29	990,000	968,856
International Bank for Reconstruction & Development, 0.75%, 8/26/30	1,000,000	825,216
International Finance Corp., 0.75%, 10/8/26	578,000	542,157
JPMorgan Chase & Co., 3.90%, 7/15/25	2,532,000	2,522,257
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28(1)	1,164,000	1,116,594
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,500,000	1,485,364
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	597,000	585,569
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	255,000	243,426
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	282,000	279,169
Lloyds Banking Group PLC, 4.375%, 3/22/28	500,000	493,248
Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25	100,000	99,739
Mitsubishi UFJ Financial Group, Inc., 3.96%, 3/2/28	232,000	228,449
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29(1)	630,000	610,736
Mizuho Financial Group, Inc., 3.66%, 2/28/27(1)	1,000,000	981,073
Nordic Investment Bank, 5.00%, 10/15/25	750,000	752,880

Oesterreichische Kontrollbank AG, 0.50%, 2/2/26	670,000	639,982
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	1,015,000	1,017,001
PNC Bank NA, 2.95%, 2/23/25	450,000	448,041
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,150,000	1,096,740
Royal Bank of Canada, 4.95%, 4/25/25	758,000	758,854
Royal Bank of Canada, 1.15%, 6/10/25	100,000	98,243
Royal Bank of Canada, 4.875%, 1/12/26	579,000	581,590
Royal Bank of Canada, 6.00%, 11/1/27	1,100,000	1,143,292
Royal Bank of Canada, 4.95%, 2/1/29	171,000	173,226
Santander Holdings USA, Inc., 4.50%, 7/17/25	801,000	798,139
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	753,000	729,432
Sumitomo Mitsui Financial Group, Inc., 3.94%, 7/19/28	180,000	176,218
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,033,832
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28(1)	226,000	224,202
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	458,741
Toronto-Dominion Bank, 3.77%, 6/6/25	294,000	292,489
Toronto-Dominion Bank, 5.53%, 7/17/26	294,000	297,820
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	256,803
Toronto-Dominion Bank, 4.99%, 4/5/29	1,960,000	1,982,180
Truist Bank, 4.05%, 11/3/25	253,000	251,654
Truist Financial Corp., 1.125%, 8/3/27	255,000	232,747
Wells Fargo & Co., 4.15%, 1/24/29	1,185,000	1,161,111
Westpac Banking Corp., 3.74%, 8/26/25	1,096,000	1,089,638
Westpac Banking Corp., 5.51%, 11/17/25	393,000	396,667
		63,615,398
Beverages — 1.0%
Coca-Cola Co., 2.125%, 9/6/29	478,000	433,155
Constellation Brands, Inc., 4.40%, 11/15/25	1,388,000	1,384,037
Constellation Brands, Inc., 4.35%, 5/9/27	160,000	158,983
Constellation Brands, Inc., 4.65%, 11/15/28	914,000	913,525
Constellation Brands, Inc., 3.15%, 8/1/29	155,000	144,412
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	406,000	394,075
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	280,000	281,719
PepsiCo, Inc., 2.25%, 3/19/25	100,000	99,265
PepsiCo, Inc., 3.50%, 7/17/25	200,000	198,628
PepsiCo, Inc., 2.625%, 7/29/29	1,866,000	1,730,267
		5,738,066
Biotechnology — 1.0%
AbbVie, Inc., 3.80%, 3/15/25	2,742,000	2,734,549
AbbVie, Inc., 3.60%, 5/14/25	959,000	955,071
AbbVie, Inc., 4.25%, 11/14/28	842,000	836,504
Amgen, Inc., 5.25%, 3/2/25	200,000	200,156
Amgen, Inc., 3.125%, 5/1/25	200,000	198,616
Baxalta, Inc., 4.00%, 6/23/25	269,000	267,674
Biogen, Inc., 4.05%, 9/15/25	644,000	640,405
		5,832,975
Broadline Retail — 0.1%
Amazon.com, Inc., 1.00%, 5/12/26	190,000	181,299
eBay, Inc., 1.90%, 3/11/25	100,000	99,174
		280,473
Building Products — 0.4%
Owens Corning, 3.95%, 8/15/29	750,000	723,931
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,464,000	1,420,239
		2,144,170
Capital Markets — 5.4%
Ameriprise Financial, Inc., 3.00%, 4/2/25	1,543,000	1,534,152

Ameriprise Financial, Inc., 5.70%, 12/15/28	2,259,000	2,356,726
ARES Management Corp., 6.375%, 11/10/28	1,031,000	1,089,992
Bank of New York Mellon Corp., 1.60%, 4/24/25	1,006,000	994,078
Bank of New York Mellon Corp., 3.35%, 4/25/25	797,000	792,405
Blackrock, Inc., 3.25%, 4/30/29	1,924,000	1,835,247
Brookfield Corp., 4.00%, 1/15/25	235,000	234,661
Brookfield Finance, Inc., 3.90%, 1/25/28	1,009,000	988,084
Charles Schwab Corp., 3.00%, 3/10/25	200,000	199,060
Charles Schwab Corp., 4.20%, 3/24/25	200,000	199,664
Charles Schwab Corp., 3.625%, 4/1/25	100,000	99,623
Charles Schwab Corp., 3.85%, 5/21/25	997,000	992,579
Charles Schwab Corp., 5.875%, 8/24/26	298,000	304,178
Charles Schwab Corp., 3.25%, 5/22/29	258,000	244,133
CME Group, Inc., 3.00%, 3/15/25	2,857,000	2,843,015
Franklin Resources, Inc., 2.85%, 3/30/25	1,208,000	1,200,084
Goldman Sachs Group, Inc., 3.75%, 5/22/25	1,218,000	1,212,551
Goldman Sachs Group, Inc., 3.50%, 11/16/26	485,000	474,283
Intercontinental Exchange, Inc., 3.65%, 5/23/25	2,238,000	2,229,505
Intercontinental Exchange, Inc., 3.625%, 9/1/28	352,000	340,769
Intercontinental Exchange, Inc., 4.35%, 6/15/29	370,000	366,669
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	200,512
Jefferies Financial Group, Inc., 5.875%, 7/21/28	2,189,000	2,257,654
Lazard Group LLC, 4.50%, 9/19/28	2,745,000	2,710,437
Morgan Stanley, 4.00%, 7/23/25	1,055,000	1,050,395
Morgan Stanley, 3.125%, 7/27/26	522,000	509,654
Nasdaq, Inc., 5.65%, 6/28/25	835,000	838,806
Northern Trust Corp., 3.65%, 8/3/28	310,000	301,965
State Street Corp., 3.55%, 8/18/25	1,566,000	1,555,159
UBS Group AG, 3.75%, 3/26/25	300,000	298,912
		30,254,952
Chemicals — 1.1%
Dow Chemical Co., 4.80%, 11/30/28	671,000	674,184
DuPont de Nemours, Inc., 4.49%, 11/15/25	200,000	199,313
Eastman Chemical Co., 3.80%, 3/15/25	10,000	9,962
Eastman Chemical Co., 5.00%, 8/1/29	1,592,000	1,605,980
Linde, Inc., 2.65%, 2/5/25	448,000	446,226
Mosaic Co., 5.375%, 11/15/28	1,994,000	2,040,288
Nutrien Ltd., 3.00%, 4/1/25	100,000	99,420
Nutrien Ltd., 4.90%, 3/27/28	294,000	296,266
Nutrien Ltd., 4.20%, 4/1/29	379,000	371,995
RPM International, Inc., 4.55%, 3/1/29	430,000	427,403
Sherwin-Williams Co., 3.45%, 8/1/25	100,000	99,082
		6,270,119
Commercial Services and Supplies — 0.4%
Republic Services, Inc., 3.20%, 3/15/25	100,000	99,493
Waste Management, Inc., 3.125%, 3/1/25	388,000	386,389
Waste Management, Inc., 4.875%, 2/15/29(1)	1,972,000	2,001,393
		2,487,275
Communications Equipment — 0.3%
Cisco Systems, Inc., 4.85%, 2/26/29	1,770,000	1,798,978
Consumer Finance — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28(1)	1,250,000	1,289,213
American Express Co., 2.25%, 3/4/25	1,286,000	1,278,070
American Express Co., 3.95%, 8/1/25	245,000	243,888
American Express Co., 4.90%, 2/13/26	384,000	385,282

American Express Co., 1.65%, 11/4/26	686,000	649,055
American Express Co., 4.05%, 5/3/29	212,000	208,551
Capital One Financial Corp., 3.80%, 1/31/28	150,000	145,354
		4,199,413
Consumer Staples Distribution & Retail — 1.1%
Dollar Tree, Inc., 4.00%, 5/15/25	1,247,000	1,241,155
Kroger Co., 4.50%, 1/15/29	1,159,000	1,152,785
Sysco Corp., 5.75%, 1/17/29	51,000	52,963
Target Corp., 2.25%, 4/15/25	2,327,000	2,306,773
Target Corp., 3.375%, 4/15/29	728,000	697,895
Walmart, Inc., 3.90%, 4/15/28	774,000	766,444
		6,218,015
Containers and Packaging — 0.0%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	96,000	95,547
Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	293,000	288,540
Diversified REITs — 4.6%
Brixmor Operating Partnership LP, 4.125%, 5/15/29	1,000,000	967,393
Digital Realty Trust LP, 4.45%, 7/15/28	1,869,000	1,851,820
ERP Operating LP, 3.375%, 6/1/25	727,000	722,272
Essex Portfolio LP, 3.50%, 4/1/25	726,000	722,158
Essex Portfolio LP, 3.375%, 4/15/26	711,000	697,086
Essex Portfolio LP, 3.625%, 5/1/27	752,000	735,488
Extra Space Storage LP, 5.70%, 4/1/28	1,785,000	1,840,613
Federal Realty OP LP, 5.375%, 5/1/28	105,000	106,940
Host Hotels & Resorts LP, 4.50%, 2/1/26	800,000	794,914
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	2,661,000	2,429,270
Mid-America Apartments LP, 4.00%, 11/15/25	1,123,000	1,116,253
Prologis LP, 4.00%, 9/15/28	521,000	511,347
Prologis LP, 4.375%, 2/1/29	3,200,000	3,188,590
Rexford Industrial Realty LP, 5.00%, 6/15/28	1,007,000	1,010,289
Simon Property Group LP, 3.50%, 9/1/25	360,000	356,917
Simon Property Group LP, 3.30%, 1/15/26	250,000	246,477
Simon Property Group LP, 2.45%, 9/13/29	4,276,000	3,880,158
Ventas Realty LP, 3.85%, 4/1/27	671,000	657,412
Ventas Realty LP, 4.40%, 1/15/29	1,854,000	1,826,511
WP Carey, Inc., 4.00%, 2/1/25	1,457,000	1,453,374
WP Carey, Inc., 4.25%, 10/1/26	1,066,000	1,055,439
		26,170,721
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.10%, 2/15/28	165,000	162,598
AT&T, Inc., 4.35%, 3/1/29	254,000	251,378
Sprint Capital Corp., 6.875%, 11/15/28	1,470,000	1,579,402
		1,993,378
Electric Utilities — 4.1%
AEP Texas, Inc., 5.45%, 5/15/29	1,803,000	1,852,973
American Electric Power Co., Inc., 5.20%, 1/15/29	671,000	682,488
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	152,975
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	2,341,000	2,335,114
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,831,000	1,758,442
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	90,000	92,002
DTE Electric Co., 3.375%, 3/1/25	482,000	480,224
Duke Energy Carolinas LLC, 3.95%, 11/15/28	231,000	226,359
Duke Energy Corp., 0.90%, 9/15/25	169,000	163,902
Duke Energy Corp., 5.00%, 12/8/27	338,000	341,444

Duke Energy Florida LLC, 3.80%, 7/15/28	300,000	293,239
Duke Energy Progress LLC, 3.25%, 8/15/25	349,000	345,662
Edison International, 4.70%, 8/15/25	1,208,000	1,205,712
Edison International, 4.125%, 3/15/28	721,000	706,162
Entergy Corp., 0.90%, 9/15/25	154,000	149,285
Entergy Texas, Inc., 4.00%, 3/30/29	392,000	382,094
Florida Power & Light Co., 2.85%, 4/1/25	100,000	99,445
Nevada Power Co., 3.70%, 5/1/29	1,444,000	1,392,004
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	293,000	293,839
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	364,000	366,385
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	109,635
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	1,001,000	954,777
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,892,000	1,980,333
Pacific Gas & Electric Co., 3.15%, 1/1/26	103,000	101,118
Pacific Gas & Electric Co., 5.45%, 6/15/27	961,000	975,045
Pacific Gas & Electric Co., 6.10%, 1/15/29	32,000	33,375
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,924,000	1,970,766
PacifiCorp, 5.10%, 2/15/29	145,000	147,276
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,450,000	1,377,692
Southern California Edison Co., 6.65%, 4/1/29	1,056,000	1,127,716
Southern Co., 5.15%, 10/6/25	151,000	151,554
Southern Co., 5.50%, 3/15/29	105,000	108,291
Wisconsin Electric Power Co., 5.00%, 5/15/29	150,000	152,974
Wisconsin Public Service Corp., 5.35%, 11/10/25	65,000	65,435
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	243,833
		22,819,570
Electrical Equipment — 0.0%
Hubbell, Inc., 3.35%, 3/1/26	196,000	192,823
Electronic Equipment, Instruments and Components — 0.5%
Amphenol Corp., 2.05%, 3/1/25	100,000	99,257
Avnet, Inc., 4.625%, 4/15/26	733,000	729,709
Jabil, Inc., 1.70%, 4/15/26	996,000	955,016
Jabil, Inc., 3.95%, 1/12/28	200,000	194,776
Jabil, Inc., 5.45%, 2/1/29	335,000	341,109
Trimble, Inc., 4.75%, 12/1/24	190,000	190,000
Trimble, Inc., 4.90%, 6/15/28	232,000	232,624
		2,742,491
Entertainment — 0.1%
Netflix, Inc., 5.875%, 11/15/28	321,000	335,704
Netflix, Inc., 6.375%, 5/15/29	198,000	212,111
		547,815
Financial Services — 1.7%
Corebridge Financial, Inc., 3.50%, 4/4/25	482,000	479,619
Equitable Holdings, Inc., 4.35%, 4/20/28	2,425,000	2,393,655
Fiserv, Inc., 3.85%, 6/1/25	200,000	198,779
Global Payments, Inc., 4.95%, 8/15/27	442,000	444,300
Global Payments, Inc., 3.20%, 8/15/29	71,000	65,785
Mastercard, Inc., 2.00%, 3/3/25	100,000	99,323
Mastercard, Inc., 2.95%, 6/1/29	1,906,000	1,793,626
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,179,000	1,136,840
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,495,000	1,526,170
UBS AG, 5.65%, 9/11/28	1,000,000	1,034,615
Voya Financial, Inc., 3.65%, 6/15/26	359,000	352,958
		9,525,670
Food Products — 1.0%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,584,000	1,548,973

Conagra Brands, Inc., 4.60%, 11/1/25	200,000	199,620
Conagra Brands, Inc., 7.00%, 10/1/28	829,000	891,317
Conagra Brands, Inc., 4.85%, 11/1/28	265,000	265,607
General Mills, Inc., 5.50%, 10/17/28	200,000	205,720
J.M. Smucker Co., 3.50%, 3/15/25	100,000	99,502
J.M. Smucker Co., 5.90%, 11/15/28	100,000	104,713
Kraft Heinz Foods Co., 4.625%, 1/30/29	671,000	673,572
Tyson Foods, Inc., 4.35%, 3/1/29	680,000	667,356
Tyson Foods, Inc., 5.40%, 3/15/29	870,000	888,782
		5,545,162
Gas Utilities — 0.5%
Atmos Energy Corp., 2.625%, 9/15/29	3,215,000	2,962,442
Spire, Inc., 5.30%, 3/1/26	100,000	100,663
		3,063,105
Ground Transportation — 0.4%
CSX Corp., 4.25%, 3/15/29	276,000	273,368
Ryder System, Inc., 3.35%, 9/1/25	747,000	738,687
Ryder System, Inc., 5.25%, 6/1/28	1,110,000	1,128,493
Union Pacific Corp., 3.70%, 3/1/29	269,000	260,458
		2,401,006
Health Care Equipment and Supplies — 0.9%
Abbott Laboratories, 2.95%, 3/15/25	1,222,000	1,216,043
Baxter International, Inc., 2.27%, 12/1/28	2,884,000	2,616,610
Becton Dickinson & Co., 5.08%, 6/7/29	300,000	304,556
Solventum Corp., 5.45%, 2/25/27(2)	315,000	319,003
Solventum Corp., 5.40%, 3/1/29(2)	130,000	131,878
Stryker Corp., 3.375%, 11/1/25	200,000	197,641
Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	200,000	199,074
		4,984,805
Health Care Providers and Services — 3.1%
Cardinal Health, Inc., 5.125%, 2/15/29	1,372,000	1,391,325
Cencora, Inc., 3.25%, 3/1/25	100,000	99,521
Cigna Group, 4.375%, 10/15/28	829,000	821,536
Cigna Group, 5.00%, 5/15/29	279,000	282,132
CVS Health Corp., 4.10%, 3/25/25	676,000	674,257
CVS Health Corp., 3.875%, 7/20/25	200,000	198,668
CVS Health Corp., 5.00%, 1/30/29	408,000	409,237
Elevance Health, Inc., 2.375%, 1/15/25	1,599,000	1,593,943
Elevance Health, Inc., 4.10%, 3/1/28	273,000	268,405
Elevance Health, Inc., 5.15%, 6/15/29	154,000	156,443
HCA, Inc., 5.25%, 6/15/26	541,000	542,565
HCA, Inc., 5.20%, 6/1/28	353,000	357,236
HCA, Inc., 5.625%, 9/1/28	428,000	437,187
Humana, Inc., 4.50%, 4/1/25	100,000	99,875
Humana, Inc., 5.75%, 3/1/28	100,000	102,477
Humana, Inc., 5.75%, 12/1/28	838,000	863,060
Humana, Inc., 3.70%, 3/23/29	867,000	826,636
IQVIA, Inc., 6.25%, 2/1/29	2,079,000	2,170,446
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,254,000	1,250,249
Laboratory Corp. of America Holdings, 3.60%, 9/1/27	250,000	244,131
McKesson Corp., 4.90%, 7/15/28	294,000	297,481
Quest Diagnostics, Inc., 3.50%, 3/30/25	100,000	99,526
UnitedHealth Group, Inc., 3.75%, 7/15/25	200,000	198,973
UnitedHealth Group, Inc., 5.15%, 10/15/25	200,000	201,061
UnitedHealth Group, Inc., 4.70%, 4/15/29	3,052,000	3,076,986

UnitedHealth Group, Inc., 4.00%, 5/15/29	846,000	828,973
		17,492,329
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	490,000	487,321
Welltower OP LLC, 4.25%, 4/15/28	502,000	495,598
		982,919
Hotels, Restaurants and Leisure — 0.7%
Booking Holdings, Inc., 3.65%, 3/15/25	903,000	899,660
Expedia Group, Inc., 5.00%, 2/15/26	200,000	200,341
Expedia Group, Inc., 3.80%, 2/15/28	199,000	193,322
Hyatt Hotels Corp., 4.85%, 3/15/26	1,236,000	1,236,417
Marriott International, Inc., 3.75%, 3/15/25	100,000	99,648
Marriott International, Inc., 5.55%, 10/15/28	150,000	154,709
Starbucks Corp., 3.80%, 8/15/25	669,000	664,901
Starbucks Corp., 3.55%, 8/15/29	495,000	473,946
		3,922,944
Household Durables — 0.8%
Lennar Corp., 4.75%, 5/30/25	1,069,000	1,067,602
Lennar Corp., 5.25%, 6/1/26	577,000	580,429
Mohawk Industries, Inc., 5.85%, 9/18/28	585,000	605,037
PulteGroup, Inc., 5.00%, 1/15/27	594,000	597,131
Toll Brothers Finance Corp., 4.875%, 11/15/25	554,000	554,161
Whirlpool Corp., 4.75%, 2/26/29(1)	827,000	818,449
		4,222,809
Industrial Conglomerates — 0.7%
3M Co., 2.65%, 4/15/25	1,543,000	1,530,412
Honeywell International, Inc., 2.70%, 8/15/29	165,000	153,184
Pentair Finance SARL, 4.50%, 7/1/29	2,074,000	2,035,753
		3,719,349
Insurance — 3.8%
Aflac, Inc., 1.125%, 3/15/26	123,000	117,849
Allstate Corp., 0.75%, 12/15/25	1,494,000	1,436,371
Aon Corp., 3.75%, 5/2/29	464,000	446,973
Aon Global Ltd., 3.875%, 12/15/25	200,000	198,304
Assurant, Inc., 4.90%, 3/27/28	683,000	683,447
Athene Holding Ltd., 4.125%, 1/12/28	1,064,000	1,043,098
AXIS Specialty Finance LLC, 3.90%, 7/15/29	749,000	719,471
Chubb INA Holdings LLC, 3.15%, 3/15/25	2,274,000	2,262,835
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,251,000	1,250,100
Lincoln National Corp., 3.80%, 3/1/28(1)	526,000	511,453
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	2,645,000	2,635,898
Marsh & McLennan Cos., Inc., 4.375%, 3/15/29	1,899,000	1,885,000
MetLife, Inc., 3.00%, 3/1/25	100,000	99,531
Old Republic International Corp., 3.875%, 8/26/26	176,000	173,238
Principal Financial Group, Inc., 3.70%, 5/15/29	864,000	830,787
Progressive Corp., 4.00%, 3/1/29	966,000	949,038
Progressive Corp., 6.625%, 3/1/29	3,407,000	3,684,222
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	803,000	779,171
Willis North America, Inc., 4.50%, 9/15/28	1,641,000	1,628,342
		21,335,128
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 4.60%, 5/15/28	178,000	179,566
Meta Platforms, Inc., 4.30%, 8/15/29	1,000,000	996,327
		1,175,893
IT Services — 0.9%
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	500,000	487,089

IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,102,385
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,581,309
VeriSign, Inc., 5.25%, 4/1/25	1,888,000	1,886,864
		5,057,647
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29(1)	3,469,000	3,535,305
Machinery — 2.0%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	1,105,000	1,089,734
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,179,000	2,236,622
Cummins, Inc., 4.90%, 2/20/29	990,000	1,004,892
IDEX Corp., 4.95%, 9/1/29	155,000	156,041
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,672,000	1,701,267
John Deere Capital Corp., 3.40%, 6/6/25	199,000	197,926
John Deere Capital Corp., 4.95%, 7/14/28	642,000	653,479
John Deere Capital Corp., 4.50%, 1/16/29	320,000	320,912
John Deere Capital Corp., 2.80%, 7/18/29	200,000	186,306
PACCAR Financial Corp., 2.85%, 4/7/25	100,000	99,373
PACCAR Financial Corp., 4.95%, 8/10/28	175,000	178,181
PACCAR Financial Corp., 4.60%, 1/31/29	570,000	573,934
PACCAR Financial Corp., 4.00%, 9/26/29	3,000,000	2,934,604
		11,333,271
Media — 1.4%
Comcast Corp., 3.375%, 8/15/25	2,007,000	1,990,502
Comcast Corp., 4.15%, 10/15/28	1,330,000	1,311,382
Comcast Corp., 4.55%, 1/15/29(1)	1,806,000	1,808,458
Fox Corp., 3.05%, 4/7/25	100,000	99,378
Fox Corp., 4.71%, 1/25/29	396,000	396,074
Walt Disney Co., 3.35%, 3/24/25	2,081,000	2,071,324
		7,677,118
Metals and Mining — 0.2%
ArcelorMittal SA, 4.55%, 3/11/26	462,000	459,222
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	198,878
Newmont Corp., 2.80%, 10/1/29	167,000	153,938
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 3/15/26	345,000	347,370
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	189,000	204,752
		1,364,160
Multi-Utilities — 1.2%
Ameren Corp., 5.00%, 1/15/29	1,553,000	1,567,860
Ameren Illinois Co., 3.25%, 3/1/25	100,000	99,516
Black Hills Corp., 3.15%, 1/15/27	242,000	233,605
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,518,000	2,572,597
Consumers Energy Co., 4.60%, 5/30/29	1,723,000	1,729,520
Dominion Energy, Inc., 3.90%, 10/1/25	200,000	198,547
Dominion Energy, Inc., 4.25%, 6/1/28	200,000	197,614
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	99,531
National Grid PLC, 5.60%, 6/12/28	120,000	123,309
Sempra, 3.30%, 4/1/25	100,000	99,482
		6,921,581
Oil, Gas and Consumable Fuels — 5.5%
Boardwalk Pipelines LP, 5.95%, 6/1/26	300,000	303,446
Boardwalk Pipelines LP, 4.45%, 7/15/27	870,000	861,008
BP Capital Markets America, Inc., 3.94%, 9/21/28	246,000	240,825
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,432,000	1,438,202
Cheniere Energy, Inc., 4.625%, 10/15/28	200,000	197,803
Chevron Corp., 1.55%, 5/11/25	100,000	98,672

ConocoPhillips Co., 2.40%, 3/7/25	100,000	99,347
ConocoPhillips Co., 6.95%, 4/15/29	2,252,000	2,472,262
DCP Midstream Operating LP, 5.375%, 7/15/25	532,000	533,255
DCP Midstream Operating LP, 5.625%, 7/15/27	577,000	587,676
DCP Midstream Operating LP, 5.125%, 5/15/29	1,202,000	1,213,925
Devon Energy Corp., 5.25%, 10/15/27	280,000	280,740
Enbridge, Inc., 4.25%, 12/1/26	440,000	436,460
Energy Transfer LP, 4.05%, 3/15/25	100,000	99,676
Energy Transfer LP, 5.95%, 12/1/25	200,000	201,621
Energy Transfer LP, 4.75%, 1/15/26	463,000	462,472
Energy Transfer LP, 6.05%, 12/1/26	100,000	102,347
Energy Transfer LP, 5.50%, 6/1/27	539,000	548,523
Energy Transfer LP, 5.55%, 2/15/28	870,000	891,110
Energy Transfer LP, 4.95%, 5/15/28	431,000	433,618
Enterprise Products Operating LLC, 3.75%, 2/15/25	100,000	99,694
Enterprise Products Operating LLC, 4.15%, 10/16/28	342,000	336,874
EOG Resources, Inc., 3.15%, 4/1/25	2,400,000	2,386,273
Equinor ASA, 7.25%, 9/23/27	614,000	660,540
Exxon Mobil Corp., 2.71%, 3/6/25	1,072,000	1,066,335
Exxon Mobil Corp., 2.99%, 3/19/25	2,113,000	2,102,973
Kinder Morgan, Inc., 4.30%, 6/1/25	110,000	109,627
Kinder Morgan, Inc., 4.30%, 3/1/28	472,000	466,779
Kinder Morgan, Inc., 5.00%, 2/1/29	666,000	671,103
MPLX LP, 1.75%, 3/1/26	150,000	144,441
MPLX LP, 4.80%, 2/15/29(1)	1,031,000	1,031,530
ONEOK, Inc., 5.00%, 3/1/26	200,000	200,519
ONEOK, Inc., 4.55%, 7/15/28	482,000	479,614
ONEOK, Inc., 5.65%, 11/1/28	553,000	570,442
Phillips 66, 3.85%, 4/9/25	609,000	606,578
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	200,000	199,713
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	162,000	162,106
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	482,000	487,563
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	708,000	697,292
Shell International Finance BV, 3.25%, 5/11/25	100,000	99,339
Spectra Energy Partners LP, 3.50%, 3/15/25	100,000	99,579
Targa Resources Corp., 5.20%, 7/1/27	817,000	827,543
Targa Resources Corp., 6.15%, 3/1/29	320,000	336,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	686,000	693,658
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	438,000	436,224
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	786,000	805,269
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	249,000	261,375
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	45,000	48,603
TotalEnergies Capital International SA, 2.43%, 1/10/25	989,000	985,871
TransCanada PipeLines Ltd., 4.25%, 5/15/28	369,000	363,786
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	426,000	437,563
Williams Cos., Inc., 4.00%, 9/15/25	1,532,000	1,522,528
Williams Cos., Inc., 5.30%, 8/15/28	300,000	305,880
		31,206,317
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,000,000	1,141,056
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	207,502	201,091
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	50,043	51,298
		252,389
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	98,000	98,009

Kenvue, Inc., 5.50%, 3/22/25	2,011,000	2,014,789
Kenvue, Inc., 5.05%, 3/22/28	547,000	558,531
		2,671,329
Pharmaceuticals — 2.8%
Astrazeneca Finance LLC, 4.85%, 2/26/29	2,614,000	2,647,011
Bristol-Myers Squibb Co., 4.90%, 2/22/27	363,000	367,172
Bristol-Myers Squibb Co., 3.40%, 7/26/29	2,357,000	2,244,857
Eli Lilly & Co., 4.50%, 2/9/29	469,000	471,069
Eli Lilly & Co., 3.375%, 3/15/29	280,000	269,203
Eli Lilly & Co., 4.20%, 8/14/29	2,150,000	2,131,563
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,481,000	1,416,275
Johnson & Johnson, 4.80%, 6/1/29(1)	1,458,000	1,488,269
Merck & Co., Inc., 1.90%, 12/10/28	216,000	196,248
Novartis Capital Corp., 1.75%, 2/14/25	1,603,000	1,593,292
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,057,000	1,054,861
Royalty Pharma PLC, 1.20%, 9/2/25	1,660,000	1,613,653
		15,493,473
Real Estate Management and Development — 0.6%
CBRE Services, Inc., 4.875%, 3/1/26	686,000	686,045
CBRE Services, Inc., 5.50%, 4/1/29	2,269,000	2,331,865
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	136,000	145,875
		3,163,785
Residential REITs — 1.1%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,274,000	1,245,024
AvalonBay Communities, Inc., 3.30%, 6/1/29	1,681,000	1,593,303
Camden Property Trust, 4.10%, 10/15/28	1,074,000	1,055,282
UDR, Inc., 3.50%, 7/1/27	816,000	791,939
UDR, Inc., 4.40%, 1/26/29	1,664,000	1,636,160
		6,321,708
Retail REITs — 1.0%
Federal Realty OP LP, 3.25%, 7/15/27	1,503,000	1,447,950
Kimco Realty OP LLC, 3.30%, 2/1/25	1,163,000	1,159,210
NNN REIT, Inc., 3.50%, 10/15/27	767,000	744,682
Realty Income Corp., 3.875%, 4/15/25	1,620,000	1,614,960
Realty Income Corp., 2.10%, 3/15/28	250,000	230,624
Realty Income Corp., 3.25%, 6/15/29	625,000	589,343
		5,786,769
Semiconductors and Semiconductor Equipment — 1.6%
Analog Devices, Inc., 2.95%, 4/1/25	135,000	134,171
Broadcom, Inc., 3.15%, 11/15/25	100,000	98,531
Broadcom, Inc., 5.05%, 7/12/29	188,000	190,155
Intel Corp., 3.40%, 3/25/25	900,000	895,647
KLA Corp., 4.10%, 3/15/29	2,055,000	2,024,328
Lam Research Corp., 3.80%, 3/15/25	870,000	867,190
Marvell Technology, Inc., 1.65%, 4/15/26	363,000	347,534
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	165,004
Marvell Technology, Inc., 5.75%, 2/15/29	2,453,000	2,534,420
Micron Technology, Inc., 4.98%, 2/6/26	767,000	768,090
Micron Technology, Inc., 5.375%, 4/15/28	485,000	494,286
Micron Technology, Inc., 5.33%, 2/6/29	327,000	332,196
Texas Instruments, Inc., 1.375%, 3/12/25	100,000	99,113
Texas Instruments, Inc., 4.60%, 2/8/29	25,000	25,188
		8,975,853
Software — 0.4%
Atlassian Corp., 5.25%, 5/15/29	307,000	313,093

Intuit, Inc., 5.125%, 9/15/28	125,000	128,001
Oracle Corp., 2.50%, 4/1/25	1,304,000	1,293,563
Oracle Corp., 2.95%, 5/15/25	100,000	99,154
Roper Technologies, Inc., 3.85%, 12/15/25	435,000	431,252
		2,265,063
Specialized REITs — 1.2%
American Tower Corp., 2.40%, 3/15/25	100,000	99,254
American Tower Corp., 3.65%, 3/15/27	797,000	778,926
American Tower Corp., 3.55%, 7/15/27	977,000	950,422
American Tower Corp., 5.50%, 3/15/28	123,000	125,718
American Tower Corp., 5.25%, 7/15/28	100,000	101,521
American Tower Corp., 5.80%, 11/15/28	100,000	103,587
American Tower Corp., 3.95%, 3/15/29	390,000	377,565
Crown Castle, Inc., 4.45%, 2/15/26	532,000	530,001
Crown Castle, Inc., 4.00%, 3/1/27	230,000	226,375
Crown Castle, Inc., 5.00%, 1/11/28	115,000	115,792
Crown Castle, Inc., 4.80%, 9/1/28	309,000	308,258
Crown Castle, Inc., 5.60%, 6/1/29	1,951,000	2,008,965
Equinix, Inc., 1.45%, 5/15/26	294,000	280,849
Public Storage Operating Co., 1.85%, 5/1/28	252,000	231,618
Public Storage Operating Co., 5.125%, 1/15/29	613,000	627,470
		6,866,321
Specialty Retail — 1.4%
AutoZone, Inc., 3.625%, 4/15/25	294,000	292,554
AutoZone, Inc., 6.25%, 11/1/28	557,000	587,950
Home Depot, Inc., 4.00%, 9/15/25	972,000	968,400
Home Depot, Inc., 4.90%, 4/15/29	1,564,000	1,590,685
Home Depot, Inc., 2.95%, 6/15/29	762,000	713,908
Home Depot, Inc., 4.75%, 6/25/29	996,000	1,007,111
Lowe's Cos., Inc., 4.40%, 9/8/25	109,000	108,777
Lowe's Cos., Inc., 3.375%, 9/15/25	180,000	178,157
Lowe's Cos., Inc., 1.70%, 9/15/28	683,000	614,718
Lowe's Cos., Inc., 3.65%, 4/5/29	348,000	334,364
Ross Stores, Inc., 4.60%, 4/15/25	1,427,000	1,425,628
		7,822,252
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 1.125%, 5/11/25	726,000	715,032
Apple, Inc., 3.00%, 11/13/27	140,000	135,463
Dell International LLC/EMC Corp., 6.02%, 6/15/26	838,000	851,066
Dell International LLC/EMC Corp., 4.90%, 10/1/26	490,000	491,176
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,690,000	1,692,073
HP, Inc., 4.00%, 4/15/29	1,922,000	1,863,179
		5,747,989
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., 2.40%, 3/27/25	100,000	99,295
Ralph Lauren Corp., 3.75%, 9/15/25	1,655,000	1,641,601
		1,740,896
Trading Companies and Distributors — 0.2%
Air Lease Corp., 3.25%, 3/1/25	840,000	836,269
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	430,000	437,066
Water Utilities — 0.0%
American Water Capital Corp., 3.40%, 3/1/25	100,000	99,629
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., 2.95%, 3/15/25	100,000	99,403

Rogers Communications, Inc., 3.625%, 12/15/25	184,000	181,766
Sprint LLC, 7.625%, 3/1/26	475,000	487,514
T-Mobile USA, Inc., 3.50%, 4/15/25	100,000	99,482
T-Mobile USA, Inc., 4.80%, 7/15/28	383,000	384,000
T-Mobile USA, Inc., 2.40%, 3/15/29	482,000	437,833
Vodafone Group PLC, 4.125%, 5/30/25	219,000	218,354
		1,908,352
TOTAL CORPORATE BONDS (Cost $426,090,061)		426,760,805
U.S. TREASURY SECURITIES — 20.6%
U.S. Treasury Notes, 1.50%, 11/30/24	4,340,000	4,340,000
U.S. Treasury Notes, 1.75%, 12/31/24	3,931,400	3,922,428
U.S. Treasury Notes, 1.125%, 1/15/25	2,897,900	2,885,964
U.S. Treasury Notes, 1.50%, 2/15/25	2,944,700	2,926,847
U.S. Treasury Notes, 2.00%, 2/15/25	7,612,800	7,572,087
U.S. Treasury Notes, 0.625%, 11/30/27	4,803,700	4,335,621
U.S. Treasury Notes, 0.75%, 1/31/28	5,052,000	4,550,944
U.S. Treasury Notes, 1.125%, 2/29/28	6,159,800	5,604,095
U.S. Treasury Notes, 1.25%, 4/30/28	6,110,000	5,555,207
U.S. Treasury Notes, 1.25%, 6/30/28	4,332,800	3,922,538
U.S. Treasury Notes, 1.00%, 7/31/28	4,479,200	4,008,447
U.S. Treasury Notes, 3.125%, 11/15/28	5,404,700	5,212,896
U.S. Treasury Notes, 1.375%, 12/31/28	3,872,000	3,478,145
U.S. Treasury Notes, 1.75%, 1/31/29(3)	5,828,300	5,306,826
U.S. Treasury Notes, 1.875%, 2/28/29	6,939,800	6,342,598
U.S. Treasury Notes, 2.75%, 5/31/29	7,907,000	7,471,034
U.S. Treasury Notes, 2.625%, 7/31/29	9,365,400	8,784,087
U.S. Treasury Notes, 1.625%, 8/15/29	7,400,000	6,633,984
U.S. Treasury Notes, 3.50%, 9/30/29	6,400,000	6,235,750
U.S. Treasury Notes, 3.875%, 9/30/29	4,250,000	4,207,832
U.S. Treasury Notes, 4.00%, 10/31/29	7,500,000	7,468,066
U.S. Treasury Notes, 3.875%, 11/30/29	5,800,000	5,741,434
TOTAL U.S. TREASURY SECURITIES (Cost $116,909,235)		116,506,830
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
Federal Farm Credit Banks Funding Corp., 4.625%, 12/5/24	116,000	116,000
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	249,000	248,157
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	1,003,000	1,003,329
Federal Farm Credit Banks Funding Corp., 5.00%, 3/10/25	600,000	600,812
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	197,488
FHLB, 5.00%, 2/26/25	1,100,000	1,100,704
FHLB, 5.00%, 2/28/25	650,000	650,654
FHLB, 0.50%, 4/14/25	400,000	394,247
FHLB, 4.00%, 10/9/26	1,000,000	997,469
FHLB, 4.625%, 11/17/26	180,000	181,844
FHLB, 4.00%, 6/30/28	100,000	99,887
FHLB, 3.25%, 11/16/28	1,100,000	1,069,353
FHLMC, 1.50%, 2/12/25	1,133,000	1,126,275
FHLMC, 0.375%, 7/21/25	418,000	407,530
FHLMC, 0.375%, 9/23/25	981,000	949,859
FHLMC, 0.65%, 10/27/25	100,000	96,828
FHLMC, 6.75%, 9/15/29	1,088,000	1,213,604
FNMA, 1.625%, 1/7/25	500,000	498,521
FNMA, 0.50%, 6/17/25	726,000	710,499
FNMA, 0.50%, 11/7/25	1,276,000	1,230,997

FNMA, 0.75%, 10/8/27	485,000	442,015
FNMA, 6.25%, 5/15/29	1,088,000	1,184,553
Tennessee Valley Authority, 0.75%, 5/15/25	211,000	207,422
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	97,338
Tennessee Valley Authority, 3.875%, 3/15/28	870,000	861,940
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $15,752,370)		15,687,325
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.2%
Export Development Canada, 4.125%, 2/13/29	990,000	988,127
Sweden — 0.1%
Svensk Exportkredit AB, 0.625%, 5/14/25	400,000	392,957
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	334,493
		727,450
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,740,821)		1,715,577
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,147,061	2,147,061
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,382,388	9,382,388
TOTAL SHORT-TERM INVESTMENTS (Cost $11,529,449)		11,529,449
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $572,021,936)		572,199,986
OTHER ASSETS AND LIABILITIES — (1.5)%		(8,296,129)
TOTAL NET ASSETS — 100.0%		$563,903,857

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,060,588. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $450,881, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on . At the period end, the aggregate value of securities pledged was $161,733.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,382,388.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$426,760,805	—
U.S. Treasury Securities	—	116,506,830	—
U.S. Government Agency Securities	—	15,687,325	—
Sovereign Governments and Agencies	—	1,715,577	—
Short-Term Investments	$11,529,449	—	—
	$11,529,449	$560,670,537	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.